Schedule of right of use assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Beginning Balance	$ 401	$ 381	$ 381
Depreciation	(87)	$ (76)	(333)
New leases	58		353
Adjustment	(19)
Ending Balance	$ 353		$ 401